BORROWINGS - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended											12 Months Ended
	Dec. 31, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥) loan	Jun. 30, 2022 CNY (¥) loan	Mar. 31, 2022 CNY (¥) loan	Nov. 30, 2021 CNY (¥) loan	Oct. 31, 2021 CNY (¥) loan	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2022	Jun. 30, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)
BORROWINGS
Proceeds from short term bank loan												¥ 104,600	$ 15,166	¥ 71,233	¥ 103,008
Bank Of China | Term loan | Maximum
BORROWINGS
Short term debt effective rate of interest	5.00%											5.00%
Bank Of China | Term loan | Minimum
BORROWINGS
Short term debt effective rate of interest	4.85%											4.85%
Bank Of China | Term Loan Facility Two
BORROWINGS
Long term debt instrument term	60 months											60 months
Five-year loan prime rate | Bank Of China | Term loan
BORROWINGS
Debt instrument variable interest rate spread															0.20%
Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | Bank Of China
BORROWINGS
Line of credit facility maximum borrowing capacity																		¥ 69,000
Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | Bank Of China | Term loan
BORROWINGS
Long term debt instrument term	72 months											72 months
Long term line of credit aggregate amount drawn	¥ 44,280											¥ 44,280
Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | China Merchants Bank | Term Loan Facility Two
BORROWINGS
Line of credit facility maximum borrowing capacity										¥ 29,000
Long term line of credit aggregate amount drawn	13,870											13,870
Long term line of credit aggregate amount repaid	3,800											¥ 3,800
Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | One-year loan prime rate | China Merchants Bank | Term Loan Facility Two
BORROWINGS
Debt instrument variable interest rate spread										1.00%
China Construction Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Proceeds From short-term debt	¥ 20,000
Short term loan period	12 months
Short term debt effective rate of interest	3.80%											3.80%
China CITIC Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Short term loan period		12 months					12 months
Debt instrument face value		¥ 20,000					¥ 10,000
Short term debt effective rate of interest		3.80%
China CITIC Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | One-year loan prime rate
BORROWINGS
Debt instrument variable interest rate spread							0.15%
Hangzhou Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | Term Loan Agreement One
BORROWINGS
Short term loan period					12 months	12 months
Debt instrument face value		¥ 15,000		¥ 20,000	¥ 20,000	¥ 10,000
Short term debt effective rate of interest		3.76%		4.35%		4.35%										4.35%
Number of loan agreements | loan		2		2	2	2
Hangzhou Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | Term Loan Facility Two
BORROWINGS
Short term loan period		12 months		12 months
Short Term Loan Agreement One | China Construction Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Proceeds from short term bank loan											¥ 6,100
Short Term Loan Agreement One | China Industrial Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Debt instrument face value			¥ 9,900	¥ 9,900
Short Term Loan Agreement Two | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | China Merchants Bank
BORROWINGS
Short term debt effective rate of interest	4.85%											4.85%
Short Term Loan Agreement Two | China Industrial Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Debt instrument face value			9,900	9,900
Short Term Loan Agreement Three | China Construction Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Proceeds from short term bank loan										¥ 5,000
Short Term Loan Agreement Three | China Industrial Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Debt instrument face value			¥ 9,800	¥ 9,800
Short Term Loan Agreement Four | China Construction Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Proceeds from short term bank loan									¥ 5,000
Short Term Loan Agreement Five | China Construction Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Debt instrument face value																	¥ 5,000
Short Term Loan Agreement Six | China Construction Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Proceeds from short term bank loan								¥ 5,000
Short term loan period								12 months
Short Term Loan Agreement Six | China Construction Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | One-year loan prime rate
BORROWINGS
Debt instrument variable interest rate spread								0.45%
Short Term Loan Agreements | China Construction Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | Maximum
BORROWINGS
Short term debt effective rate of interest	4.35%											4.35%
Short Term Loan Agreements | China Construction Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | Minimum
BORROWINGS
Short term debt effective rate of interest	3.65%											3.65%
Short Term Loan Agreements | China Industrial Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Short term loan period			12 months	12 months
Short term debt effective rate of interest			4.30%
Number of loan agreements | loan			3	3